Shareholders' equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (6)	€ (184)	€ (217)
Reclassification to net income for the period	(1)	8	(13)
Total transaction adjustments for continuing operations	€ (7)	€ (176)	(230)
Reclassification to the net income for the period			(836)
Total translation adjustments for discontinued operations			€ (836)